Financial Instruments (Details) - Schedule of Financial Assets at Amortized Cost - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Financial Assets At Amortized Cost [Abstract]
Trade and other assets	$ 14,950	$ 25,729
Restricted bank deposit	61	1,516
Total current assets	15,011	27,245
Long-term deposit	328	3,002
Total non-current assets	$ 328	$ 3,002